CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
CURRENT ASSETS
Cash and cash equivalents	$ 75,034	$ 55,628
Restricted cash	2,815	2,821
Accounts receivable, net	10,669	3,741
Inventories	15,405	17,731
Prepaid expenses	708	706
Due from related parties	8,052	12,664
Other current assets	5,901	5,382
Total current assets	118,584	98,673
Fixed assets, net	3,906,431	3,986,138
Deferred charges, net	77,951	88,821
Restricted cash	16,026	430
Other non-current assets	40,176	37,983
Total non-current assets	4,040,584	4,113,372
Total assets	4,159,168	4,212,045
CURRENT LIABILITIES
Accounts payable	12,573	13,982
Accrued liabilities	33,134	32,894
Current portion of long-term debt	145,941	125,076
Current portion of vendor financing	57,388	57,388
Unearned revenue	6,089	5,447
Other current liabilities	121,246	130,465
Total current liabilities	376,371	365,252
LONG-TERM LIABILITIES
Long-term debt, net of current portion	3,031,227	3,097,472
Vendor financing, net of current portion	93,060	121,754
Other long-term liabilities	124,424	187,263
Total long-term liabilities	3,248,711	3,406,489
Total liabilities	3,625,082	3,771,741
Commitments and Contingencies
STOCKHOLDERS' EQUITY
Preferred stock (par value $0.01, 100,000,000 preferred shares authorized and none issued as of June 30, 2013 and December 31, 2012)
Common stock (par value $0.01, 750,000,000 common shares authorized as of June 30, 2013 and December 31, 2012. 109,653,363 and 109,604,040 issued and outstanding as of June 30, 2013 and December 31, 2012, respectively)	1,097	1,096
Additional paid-in capital	546,022	546,023
Accumulated other comprehensive loss	(292,460)	(353,271)
Retained earnings	279,427	246,456
Total stockholders' equity	534,086	440,304
Total liabilities and stockholders' equity	$ 4,159,168	$ 4,212,045